ACCRUED EXPENSES (Details Textual) - MG Cleaners Llc [Member] - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Aug. 31, 2016
Accounts Payable, Trade, Current	$ 75,539	$ 6,831	$ 8,703	$ 75,539	$ 105,248	$ 34,842	$ 19,674
Accounts Payable Periodic Payments		$ 500	1,000
Gain (Loss) on Extinguishment of Debt			$ 10,971	10,971	$ 0
Vendor One [Member]
Accounts Payable, Trade, Current	34,298			34,298
Accounts Payable Periodic Payments	1,000
Vendor Two [Member]
Accounts Payable, Trade, Current	20,600			$ 20,600
Accounts Payable Periodic Payments	$ 1,000